May 3, 2006

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

ATTN:             Office of Filings, Information and Consumer Services

Re:               The GAMCO Mathers Fund  (the "Fund")
                  FILE NOS. 002-23727 AND 811-01311
                  ---------------------------------

Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 69 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 28, 2006 (Accession # 0000935069-06-001236).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-5464.

                                 Very truly yours,


                                 /s/ Carol J. Gould
                                 --------------------------------------------
                                 Carol J. Gould
                                 Senior Specialist
                                 Regulatory Administration

cc:      B. Alpert
         J. McKee
         R. Prins, Esq.
         J. DelPrete